Taxation (Details Narrative) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current tax expense	€ 160	€ 30
Statutory tax rate	21.00%	21.00%
Corporate income tax rate	12.50%
Unrecognised deferred tax assets	€ 5,600		€ 5,600